SCHEDULE OF CARRYING VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Total purchase price	$ (60,697)
Magiclytics [Member]
Business Acquisition [Line Items]
Cash	76
Intangibles	77,889
Related party payable	(97,761)
AP and accrued liabilities	(40,901)
Identifiable net assets acquired	(60,697)
Total purchase price	$ (60,697)